Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000826644
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2011
Prospectus Date	rr_ProspectusDate	Nov. 18, 2011
Invesco Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term total return.
Fees and Expenses of the Fund	aimif826644_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund II Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimif826644_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Distribution and/or Service (12b-1) Fees" for Class C shares have been restated for the current fiscal year.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimif826644_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to outperform the returns of the Dow Jones-UBS Commodity Total Return Index (DJ-UCI). The Fund invests primarily in derivative instruments, including commodity-linked notes, commodity total return swaps and commodity futures, and also in money market instruments and the Subsidiary. Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, uses an indexed-based process designed to balance the risk among the main commodity sectors such that no one sector drives the portfolio’s performance.

Commodity-linked notes will be used to facilitate exposure to the entire DJ-UCI. Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes.

Commodity total return swaps will be used to efficiently manage the Fund’s exposure to the benchmark. Commodity total return swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. These commodity swaps may be held either directly by the Fund or through the Subsidiary.

The Fund invests in futures contracts to seek those sources of returns that are ignored or deemphasized by the benchmark. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument or commodity. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument or commodity on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund will invest up to 25% of its assets in the Subsidiary. The Subsidiary is advised by Invesco, has the same investment objective as the Fund and generally employs the same investment strategy. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary. The Subsidiary, in turn, will invest primarily in commodity total return swaps.

The Fund will generally maintain in the range of 40% to 70% of its net assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Adviser uses an index-based investment process to provide the returns of the DJ-UCI through the use of commodity-linked notes, commodity total return swaps, commodity futures, and money market instruments.

Additionally, the Adviser employs an actively-managed, quantitative investment approach that seeks to generate incremental return (alpha) above the DJ-UCI. Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process. This process is designed to balance the risk among the main commodity sectors such that no one sector drives the portfolio’s performance.

This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

When executing the investment process described above, the portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risk associated with different types of commodity assets and sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in derivative instruments, including commodity-linked notes, commodity total return swaps and commodity futures, and also in money market instruments and the Subsidiary.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Commodity Risk. The Fund’s and the Subsidiary’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as the lack of a secondary market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Fund and its shareholders.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Tax Risk. If the Internal Revenue Service were to change its position, as set out in a number of private letter rulings (which the Fund may not cite as precedent), such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Performance Information	aimif826644_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and Morgan Stanley Commodities Alpha Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charges.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and Morgan Stanley Commodities Alpha Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares has been restated to reflect the Fund’s applicable sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares year-to-date (ended September 30, 2011): (13.84)% Best Quarter (ended December 31, 2010): 15.83% Worst Quarter (ended March 31, 2009): -7.10%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Commodities Strategy Fund | Class A, Invesco Commodities Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	667
3 Years	rr_ExpenseExampleYear03	913
5 Years	rr_ExpenseExampleYear05	1,178
10 Years	rr_ExpenseExampleYear10	1,935
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	667
3 Years	rr_ExpenseExampleNoRedemptionYear03	913
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,178
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,935
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	17.64%
2010	rr_AnnualReturn2010	14.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.10%)
Invesco Commodities Strategy Fund | Class B, Invesco Commodities Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	915
5 Years	rr_ExpenseExampleYear05	1,257
10 Years	rr_ExpenseExampleYear10	2,091
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,091
Invesco Commodities Strategy Fund | Class C, Invesco Commodities Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	299
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,285
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,285
Invesco Commodities Strategy Fund | Class R, Invesco Commodities Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: R
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	462
5 Years	rr_ExpenseExampleNoRedemptionYear05	797
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,746
Invesco Commodities Strategy Fund | Class Y, Invesco Commodities Strategy Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	531
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
Invesco Commodities Strategy Fund | Return Before Taxes | Class A, Invesco Commodities Strategy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A shares: Inception (04/30/08)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Invesco Commodities Strategy Fund | Return Before Taxes | Class B, Invesco Commodities Strategy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B shares: Inception (02/05/10)
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2010
Invesco Commodities Strategy Fund | Return Before Taxes | Class C, Invesco Commodities Strategy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C shares: Inception (04/30/08)
1 Year	rr_AverageAnnualReturnYear01	12.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Invesco Commodities Strategy Fund | Return Before Taxes | Class R, Invesco Commodities Strategy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R shares: Inception (04/30/08)
1 Year	rr_AverageAnnualReturnYear01	14.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Invesco Commodities Strategy Fund | Return Before Taxes | Class Y, Invesco Commodities Strategy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y shares: Inception (04/30/08)
1 Year	rr_AverageAnnualReturnYear01	15.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Invesco Commodities Strategy Fund | Return After Taxes on Distributions | Class A, Invesco Commodities Strategy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A shares: Inception (04/30/08)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Invesco Commodities Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Commodities Strategy Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A shares: Inception (04/30/08)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.45%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Invesco Commodities Strategy Fund | DJ-UBS Commodity Total Return Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	DJ-UBS Commodity Total Return Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.57%)

[1]	"Distribution and/or Service (12b-1) Fees" for Class C shares have been restated for the current fiscal year.